Loans and Borrowings	6 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Loans and Borrowings

12. LOANS AND BORROWINGS

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(EUR in thousands)	Year of maturity	March 31, 2026	September 30, 2025
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	98,225	98,641
Vendor Loan	2029	217,408	217,408
Vendor Loan - interest payable	N/A	8,720	3,983
Senior Notes	2029	428,500	428,500
		1,127,853	1,123,532
Senior Note initial embedded derivative		28,637	28,638
Less: amortization under the effective interest method		(24,732)	(24,160)
		1,131,758	1,128,010

Current liabilities
EUR Term Loan - interest payable	N/A	2,048	2,242
USD Term Loan - current portion	2026	5,069	5,090
USD Term Loan - interest payable	N/A	420	428
Senior Notes - interest payable	N/A	9,373	9,373
		16,910	17,133

On March 9, 2026, an additional €5.0 million of the Company’s existing €225.0 million revolving credit facility ("RCF") was separated into a new ancillary facility. With the already existing €10.0 million ancillary facility, the Company now has a total of €15.0 million for global guarantees, which will allow the Company to support new global store openings. As a result, €210.0 million of the RCF is available and remains undrawn as of March 31, 2026.